UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21044

UM Investment Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	January 1, 2005 to June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

UM Investment Trust

UM Multi-Strategy Fund

Semi-Annual Report

June 30, 2005

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document, which is filed with the SEC, may not be copied, faxed or otherwise distributed to the general public.

THIS PAGE IS INTENTIONALLY LEFT BLANK

UM Multi-Strategy Fund

Semi-Annual Report

June 30, 2005

UM Multi-Strategy Fund
President’s Letter (Unaudited)	July 11, 2005
June 30, 2005

Dear Shareholder:

We are pleased to present this semi-annual report, containing in-depth information on the UM Multi-Strategy Fund for the six-month period ended June 30, 2005.

Markets wrestle with intermittent volatility

U.S. equities experienced sporadic volatility over the period – particularly in the first quarter of 2005 – resulting primarily from concerns about inflation and economic growth. Even as employment grew, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25 basis-point hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst – to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered its share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy’s consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

Outlook

As we enter the second half of 2005, the economy continues on a path of moderate expansion. While rising labor costs and high commodity prices have emerged as potential obstacles to the economy’s progress, the weak manufacturing sector appears to be showing signs of an impending rebound. Moreover, inflation reports have been much more benign than expected. We believe that the FOMC will continue on its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come.

Sincerely yours,

George C.W. Gatch

President

JPMorgan Funds

Past performance is no guarantee of future results.  Market volatility can significantly impact short-term performance.  Results of an investment made today may differ substantially from the Fund’s historical performance.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost.  Total return figures include the reinvestment of dividends and capital gains.

UM Multi-Strategy Fund

Portfolio Characteristics (Unaudited)

June 30, 2005

Fund Facts

Fund Inception	2/28/2002
Fiscal Year End	31-Dec
Net Assets as of 6/30/05 (in millions)	$265

UM Multi-Strategy Fund

Portfolio Characteristics (Unaudited)

June 30, 2005

	Total Return as of June 30, 2005	Average Annual Total Returns as of June 30, 2005
	6 Months	1 Year	3 Years	Since Inception

UM Multi-Strategy Fund	2.12%	4.34%	5.18%	4.42%

LIFE OF FUND PERFORMANCE (02/28/02-06/30/05)

The quoted performance is past performance and not a guarantee of future returns. An absolute return strategy involves risk and is subject to fluctuation. For a more complete description of the risks involved, please refer to the Fund’s Private Placement Memorandum. The past performance of any investment, investment strategy or investment style is not indicative of future performance. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Total return figures include the reinvestment of dividends and capital gains. For up to date month-end performance information, or to receive the Fund’s Private Placement Memorandum please call 800-245-5834. Please read carefully before investing or sending money.

The Fund commenced operations on 2/28/02.

The graph illustrates comparative performance for $40,000 invested in the UM Multi-Strategy Fund, S&P 500 Index, Lehman Aggregate Bond Index, and the Merrill Lynch 1-3 Year Treasury Index from February 28, 2002 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund’s inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

UM Multi-Strategy Fund

Portfolio Characteristics (Unaudited)

June 30, 2005

The S&P 500 Index is an index of common stocks of 500 widely traded industrial, transportation, financial, and public utility stocks. The Lehman Aggregate Bond Index is composed of the Lehman Gov’t/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury and agency issues. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index which measures short-term bond performance. Investors cannot invest directly in an index.

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum.  This document, which is filed with the SEC, may not be copied, faxed or otherwise distributed to the general public.

UM Multi-Strategy Fund

Schedule of Portfolio Investments

As of June 30, 2005

Liquidity	Issuer	Value
LONG-TERM INVESTMENTS — 91.5%
PORTFOLIO FUNDS — 91.5% (f) (i)
CONVERTIBLE ARBITRAGE — 2.0%
Quarterly	Private Investors U.S., LP	$5,403,074

EVENT DRIVEN - DISTRESSED — 9.0%
Quarterly	Chatham Asset Partners High Yield Fund, LP *	8,021,268
Quarterly	Contrarian Capital Fund, LP	6,577,402
Quarterly	Mast Credit Opportunities I, LP *	9,187,873
		23,786,543
EVENT DRIVEN - MULTI STRATEGY — 3.0%
Annually	Canyon Value Realization Fund (Cayman), Ltd.	7,951,121

LONG/SHORT - EUROPE — 4.6%
Quarterly	Glenrock Global Partners, LP	7,262,736
Quarterly	Fuller & Thaler Long Short International Fund, LP	5,067,571
		12,330,307

LONG/SHORT - GENERAL — 20.5%
Quarterly	Atlas Capital Master Fund (QP), LP	5,949,359
Quarterly	Bonanza Partners, LP	8,679,355
Quarterly	Fuller & Thaler Behavioral Finance Fund, Ltd.	6,910,896
Annually	Lafayette Street Fund, LP *	10,830,690
Quarterly	Newcastle Partners, LP *	8,539,264
Quarterly	SC Fundamental Value Fund, LP	8,233,038
Quarterly	Spring Point Institutional Partners, LP *	5,193,628
		54,336,230
LONG/SHORT - JAPAN — 2.7%
Quarterly	Standard Pacific Japan Fund, LP	7,116,920

LONG/SHORT - SECTOR — 32.4%
Quarterly	BP Capital Energy Equity Fund, LP *	12,165,327
Quarterly	CRM Windridge Partners, LP	8,172,147
Quarterly	Crosslink Partners II, LP *	8,191,736
Quarterly	Oceanic Hedge Fund *	7,065,518
Quarterly	Owenoke Associates Technology Fund, LP *	7,436,205
Quarterly	Symmetry Parallax Qualified Partners, LP *	7,254,716
Quarterly	Technovision Partners, LP *	6,598,181
Quarterly	Vardon Partners, II LP *	8,110,244
Quarterly	Ventana Partners II, LP	5,250,755
Monthly	Vine Street Partners, LP *	8,922,241
Monthly	WPG Select Technology QP Fund, LP	6,764,038
		85,931,108
RELATIVE VALUE — 6.6%
Annually	DDJ October Fund Onshore Feeder, LP	6,081,245
Quarterly	Hourglass Fund, LP	4,693,991
Quarterly	Recon Arbitrage Fund, Ltd.	6,809,672
		17,584,908

See notes to financial statements.

Liquidity	Issuer	Value
SHORT — 10.7%
Daily	Advanthedge Fund, LP *	$3,269,004
Quarterly	Arcas Fund II, LP	4,795,963
Quarterly	Contra Strategic Short Fund, LP *	5,313,775
Monthly	HCM Hegemony Fund, LP	3,173,564
Quarterly	Highgate Partners, LP	1,304,247
Quarterly	Kingsford Capital Partners, LP	5,339,551
Quarterly	Standard Pacific Credit Opportunities Fund, LP *	5,177,387
		28,373,491
	Total Portfolio Funds
	(Cost $217,073,731)	242,813,702
SHORT-TERM INVESTMENT — 0.0% (g)
MONEY MARKET FUND — 0.0% (g)

Shares
536	Federated Prime Value Obligations Fund	536
	Total Short-Term Investment
	(Cost $536)
Total Investments — 91.5%		242,814,238
(Cost $217,074,267)
Other Assets Less Liabilities — 8.5%		22,627,263
Net Assets — 100.0%		$265,441,501

Percentages indicated are based on net assets.

(f)                                    Fair Valued Investment.  The values are approximately the market value and percentage of the investments based on net assets that are fair valued.

(g)                                 Amount rounds to less than 0.1%

(i)                                     Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

*                                         All or a portion of this investment is subject to a lockup provision ranging from 4 months to 15 months.

See notes to financial statements.

UM Multi-Strategy Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2005

ASSETS
Investments in Portfolio Funds, at fair value	$242,813,702
Investments in money market fund, at value equivalent to cost	536
Total investments	242,814,238
Cash	9,154,350
Receivables:
Portfolio funds sold	15,396,142
Fund shares sold	5,194,860
Total Assets	272,559,590

LIABILITIES
Payables:
Fund shares redeemed	6,741,287
Accrued liabilities:
Investment advisory fees	270,482
Administration fees	78,981
Custodian and accounting fees	2,131
Trustees’ fees- deferred compensation	496
Other	24,712
Total Liabilities	7,118,089
Net Assets	$265,441,501

NET ASSETS:
Paid in capital	$249,719,799
Accumulated undistributed (distributions in excess of) net investment income	(2,102,179)
Accumulated undistributed net realized gains (losses) from investments	(7,916,090)
Net unrealized appreciation (depreciation) from investments	25,739,971
Total Net Assets	$265,441,501

Outstanding Units of Beneficial Interest (Shares):
($0.001 par value; unlimited number of shares authorized)	9,500,246

Net asset value, redemption and offering price per share	$27.94

Cost of Investments	$217,074,267

See notes to financial statements.

UM Multi-Strategy Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005

INVESTMENT INCOME
Dividend income	$3
Total Investment Income	3
EXPENSES
Investment advisory fees	1,541,793
Administration fees	450,343
Custodian and accounting fees	56,668
Professional fees	53,278
Trustees’ fees	1,254
Printing and mailing costs	10,626
Registration and filing fees	707
Transfer agent fees	37,684
Other	6,497
Total expenses	2,158,850
Less earnings credits	(56,668)
Net expenses	2,102,182
Net Investment Income (Loss)	(2,102,179)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain on transactions from:
Investments	2,186,669
Change in net unrealized appreciation of:
Investments	5,384,644
Net realized/unrealized gains on investments	7,571,313
Change in net assets resulting from operations	$5,469,134

See notes to financial statements.

UM Multi-Strategy Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Periods Indicated

	Six Months Ended June 30, 2005	Year Ended December 31, 2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,102,179)	$(3,137,430)
Net realized gain (loss) on investments	2,186,669	(756,250)
Change in net unrealized appreciation/(depreciation) of investments	5,384,644	10,619,988
Increase (decrease) in net assets from operations	5,469,134	6,726,308

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains	—	(4,871,238)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	36,136,735	106,870,944
Dividends reinvested	—	4,474,404
Cost of shares repurchased and redeemed	(11,065,942)	(10,156,567)
Increase (decrease) from capital transactions	25,070,793	101,188,781

NET ASSETS:
Total increase (decrease) in net assets	30,539,927	103,043,851
Beginning of period	234,901,574	131,857,723
End of period	$265,441,501	$234,901,574
Accumulated undistributed (distributions in excess of) net investment income	$(2,102,179)	$—

Share Transactions:
Issued	1,312,190	3,904,201
Reinvested	—	164,040
Repurchased and redeemed	(397,274)	(370,949)
Change in share transactions	914,916	3,697,292

See notes to financial statements.

UM Multi-Strategy Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2005

INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Dividends and interest received	$3
Operating expenses paid	(2,079,182)
Purchases of Portfolio Funds	(55,510,052)
Proceeds from disposition of Portfolio Funds	30,294,238
Net cash used for operating activities	(27,294,993)

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Proceeds from shares sold	40,457,652
Payment from shares repurchased and redeemed	(5,256,935)
Dividends and capital gain distributions paid	(320,880)
Net cash provided by financing activities	34,879,837
Net increase in cash	7,584,844
Cash at beginning of period	1,569,506
Cash at end of period	$9,154,350

RECONCILIATION OF NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$5,469,134
Increase in cost of investments	(20,606,325)
Increase in unrealized appreciation	(5,384,644)
Increase in receivable for Portfolio Funds sold	(6,796,158)
Increase in payable for investment advisory fee	40,366
Decrease in accrued expenses	(17,366)
Total adjustments	(32,764,127)
Net cash used for operating activities	$(27,294,993)

See notes to financial statements.

UM Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

For the Periods Indicated

						2/28/02 (a)
	Six Months Ended	Year Ended				Through
PER SHARE OPERATING PERFORMANCE:	06/30/05	12/31/04		12/31/03		12/31/02
Net asset value, beginning of period	$27.36	$26.98		$24.62		$25.00
Income from investment operations:
Net investment income (loss)	(0.22)	(0.48	)(c)	(0.35)		(0.30)
Net gains or losses on investments (both realized and unrealized)	0.80	1.48		2.92		(0.01)
Total from investment operations	0.58	1.00		2.57		(0.31)
Less distributions:
Distributions from capital gains	—	0.62		0.21		0.07
Net asset value, end of period	$27.94	$27.36		$26.98		$24.62
TOTAL RETURN (b)	2.12%	3.72%		10.44%		(1.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$265,442	$234,902		$131,858		$53,145

RATIOS TO AVERAGE NET ASSETS: (f) (g)
Net expenses	1.71%	1.81%		2.12	%(d)	3.36	%(e)
Net investment income (loss)	(1.71)%	(1.80)%		(2.11	)%(d)	(3.34	)%(e)
Expenses without waivers, reimbursements and earnings credits	1.75%	1.81%		2.12	%(d)	3.63	%(e)
Portfolio turnover rate (b)	15%	18%		12%		0%

(a) Commencement of operations.

(b) Not annualized for periods less than one year.

(c) Calculated based upon average number of shares outstanding.

(d) Includes amortization of offering cost of 0.05%.

(e) Includes amortization of offering and organizational costs of 0.93%.

(f) Annualized for periods less than one year.

(g) Expenses of Portfolio Funds are not included in the expense ratios.

See notes to financial statements.

UM Multi-Strategy Fund

Notes to Financial Statements

June 30, 2005

1.                                      Organization

UM Investment Trust (“UMIT” or the “Trust”) was organized on November 12, 2001 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. UM Multi-Strategy Fund (the “Fund”) is the only series of the Trust. The Fund commenced operations on February 28, 2002.

The objective of the Fund is to achieve capital appreciation with low volatility relative to the broad equity markets. The Fund seeks to achieve its objective through a multi-manager, multi-strategy program of investments in a variety of partnerships and other investment vehicles (“Portfolio Funds”) that are advised by a variety of investment management firms. The Fund primarily invests in Portfolio Funds that are not registered.

2.                                      Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.            Valuation of Investments

The Trust determines the net asset value per share of the Fund (i) as of the last day of each month that the New York Stock Exchange is open for trading as of the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the New York Stock Exchange and (ii) at such other dates and times as may be approved by the Trust’s officers from time to time. Investments in Portfolio Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that a Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Fund with a value of $242,813,702, which is 100.0% of the Fund’s investments at June 30, 2005, have been fair valued and are illiquid and restricted as to resale or transfer.

B.            Security Transactions and Investment Income

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Fund first learns of the dividend.

All changes in the value of the Portfolio Funds are included as unrealized gains in the Statement of Operations.

C.            Fund Expenses

The Fund bears all the expenses of its own operations, including, but not limited to legal, audit, fund accounting, registration and blue sky filing fees. With respect to Fund’s investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Fund bears its ratable share of each such entity’s expenses and would also be subject to their share of the management and performance fees, if any charged by such entity. The Fund’s share of management and performance fees charged by such entities is in addition to fees paid by the Fund to money managers.

As of June 30, 2005 the Fund had investments in 36 Portfolio Funds, none of which were related parties. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of the net assets and performance fees or allocations of 10% to 30% of net profits earned. The Portfolio Funds provide for periodic redemption, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Portfolio Investments apply after the lock-up provisions.

D.            Federal Income Taxes

The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

E.             Dividends and Distributions to Shareholders

Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gain on various Portfolio Funds held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

3.                                      Fees and Other Transactions with Affiliates

A.            Investment Advisory Fee

Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at a rate of 1.25% of average monthly net assets. The average net assets for each calendar month is determined by averaging the value of the Fund’s net assets on the last business day of such month with the value of the Fund’s net assets in the last business day of the immediately preceding calendar month.

The Fund’s investment portfolio is managed on a day-to-day basis by Cadogan Management, LLC (“Cadogan”), under the general oversight of the Advisor and the Board. Under the terms of the Sub-Advisory Agreement, the Advisor pays Cadogan a monthly sub-advisory fee at the annual rate of 0.85% of the average monthly net assets of the Fund. The Advisor monitors and evaluates Cadogan to help assure that it is managing the Fund in a manner consistent with the Fund’s investment objective and restrictions and applicable laws and guidelines.

Prior to January 31, 2004, Undiscovered Managers, LLC (“UMLLC”) acted as the investment advisor to the Fund and had responsibility for the management of the Fund’s affairs, subject to the supervision of the Board. For the period January 1, 2004, through January 31, 2004, the Fund accrued advisory fees at a rate of 1.25% of the Fund’s average net assets. For the prior periods, pursuant to the Management Agreement between the Trust, on behalf of the Fund, and UMLCC, UMLCC was entitled to a management fee, payable quarterly in arrears, which depended on the investment performance of the Fund. The management fee with respect to each calendar quarter was equal to one-fourth of the Annual Advisory Percentage Rate (as defined below and as determined as of the end of such quarter) multiplied by the average of the Fund’s average monthly net assets (with respect to each calendar month, as determined by averaging the value of the Fund’s net assets on the last business day of such month with the value of the Fund’s net assets on the last business day of the immediately preceding calendar month) for each of the three months in such quarter. The Annual Advisory Percentage Rate (as determined at the end of each quarter) was equal to 0.95% plus (or minus) one-eighth (1/8th) of the number of basis points by which the total return of the Fund (expressed as a percentage, and calculated after giving effect to the Fund’s fees and expenses, excluding any fees paid to the Advisor pursuant to the Management Agreement) during the one-year period ending at the end of such quarter exceeds (or falls short of) the total return of the JP Morgan GBI Global Hedged US Dollar Index during the one-year period ending at the end of such quarter. The Annual Advisory Percentage Rate, as calculated as of the end of each quarter, did not exceed the annual rate of 1.45% of the Fund’s average net assets and was not less than the annual rate of 0.45% of the Fund’s average net assets, and until the end of the first calendar quarter ending on or after the 364th day following the commencement of the Fund’s investment operations, the Annual Advisory Percentage Rate was 1.20% of the Fund’s average net assets.

B.            Administration Fee

Effective February 19, 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, began providing certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed and paid monthly at the annual rate of 0.365% of the average monthly net assets of the fund. The average net assets for each calendar month is determined by averaging the value of the Fund’s net assets on the last business day of such month with the value of the Fund’s net assets in the last business day of the immediately preceding calendar month.

From January 31, 2004 to February 19, 2005, JPMorgan Chase Bank, N.A. (“JPMCB”) served as the Fund’s Administrator subject to the same fee agreements. Prior to January 31, 2004, Undiscovered Managers, LLC (“UMLCC”) provided all administration services to the Fund. Pursuant to an Administrative Services Agreement between the Trust and UMLCC, the Fund paid the Administrator a monthly fee at the annual rate of 0.365% of the Fund’s average monthly net assets (with respect to each calendar month, as determined by averaging the value of the Fund’s net assets on the last business day of such month with the value of the Fund’s net assets on the last business day of the immediately preceding calendar month).

Effective July 1, 2005, J.P. Morgan Investor Services, Co. (“JPMIS”) began serving as the Fund’s sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.  Prior to July 1, 2005, BISYS Fund Services, L.P. (“BISYS”) served as the Fund’s sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

C.            Placement Agent

Effective February 19, 2005, JPMorgan Distribution Services, Inc. (the “Placement Agent”), an indirect wholly-owned subsidiary of JPMorgan, serves as the Fund’s placement agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Fund’s private placement of shares.

Prior to February 19, 2005, J.P. Morgan Institutional Investments, Inc., a registered broker-dealer affiliated with the Advisor, served as the Fund’s Placement Agent.

The Placement Agent receives no compensation for its services.

D.            Custodian and Accounting Fees

JPMCB provides portfolio custody and fund accounting services for the Fund. The amount paid directly to JPMCB by the Fund for custody and fund accounting services is included in custodian and accounting fees in the statement of operations. The custodian and accounting fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

E.             Other

Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Fund for serving in their respective roles.

4.                                      Investment Transactions

During the period ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases	Sales

$55,510,052	$37,233,737

5.             Federal Income Tax Matters

For federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

Gross Aggregate cost	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation)

$217,074,267	$29,016,377	$(3,276,406)	$25,739,971

6.             Shareholder Transactions

No shareholder will have the right to require the Fund to redeem its “Shares”, although the Fund may from time to time repurchase Shares as of the last day of a calendar quarter pursuant to written tenders by shareholders, which written tenders must be received by the Fund at least 60 and no more than 90 days prior to the repurchase date. Whether repurchases will be made during any given quarter will be determined by the Board of Trustees in its sole discretion. In determining whether the Fund should offer to repurchase Shares from shareholders, the Board of Trustees will consider the recommendations of the Advisor. The Advisor expects that it will generally recommend to the Board of Trustees that the Fund offer to repurchase Shares on the last business day of each calendar quarter.

Dividends and capital gain distributions (“Distributions”) will automatically be reinvested in additional shares of the Fund at the Fund’s net asset value on the record date thereof unless a shareholder has elected to receive Distributions in cash.

7.             Risk Factors

Because of the limitation on rights of redemption and the fact that the Fund’s Shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that Cadogan may invest the Fund’s assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase Shares from time to time, there can be no assurance such offers will be made with any regularity.

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Fund’s net asset value. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Shares.

The Portfolio Funds provide for periodic redemptions ranging from daily to annually with lock-up provisions of up to one year from initial investment.

8.             Concentrations and Indemnifications

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is subject to the risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

9.             Commitments

At June 30, 2005, the Fund had made a commitment to make additional purchases into a Portfolio Fund of $15,537,643.

10.                               Subsequent Event

At a meeting held on August 11, 2005, the Board of Trustees approved changing the Fund’s name from UM Multi-Strategy Fund to Undiscovered Managers Multi-Strategy Fund effective August 22, 2005.

Report of Independent Registered Public Accounting Firm

To the Trustees of UM Investment Trust

and Shareholders of UM Multi – Strategy Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations, of changes in net assets, of cash flows and the financial highlights present fairly, in all material respects, the financial position of UM Multi – Strategy Fund (a portfolio of UM Investment Trust and hereafter referred to as the “Fund”) at June 30, 2005, the results of its operations for the six months then ended, and the changes in its net assets, its cash flows and the financial highlights for each of the periods presented (except for the financial highlights for the period ended December 31, 2002), in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of investments with portfolio funds at June 30, 2005, provide a reasonable basis for our opinion.  The financial highlights for the period ended December 31, 2002 were audited by other registered public accountants whose report dated February 7, 2003 expressed an unqualified opinion on those financial highlights.

As explained in Note 2, the financial statements include investments valued at $242,813,702 (91.5% of the Fund’s net assets) at June 30, 2005, the values of which have been estimated by the Investment Advisor in the absence of readily ascertainable market values.  Those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the difference could be material.

PricewaterhouseCoopers LLP

New York, New York

August 26, 2005

UM Multi-Strategy Fund

TRUSTEES (Unaudited)

June 30, 2005

Name (Year of Birth); Positions With the Trust (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2004.	Retired; Vice President & Treasurer of Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	114	None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2004.	Retired; President & Chief Executive Officer, Eastern Sales Bankcard (1971-1988).	114	Director, Janel Hydro, Inc. (automotive) (1993-present).

John F. Finn (1947); Trustee of Trust since 2005.	President and Chief Executive Officer of Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979-present).	113*	Director, Cardinal Health, Inc (CAH) (1994-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2004.	Chancellor of the City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	114

Trustee of Bronx-Lebanon Hospital Center (1992-present); Director of New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000-present); Director of Lincoln Center Institute for the Arts in Education (1999-present).

Robert J. Higgins (1945); Trustee of Trust since 2004.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President - Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	114	Director of Providian Financial Corp. (banking) (2002-present).

Peter C. Marshall (1942); Trustee of Trust since 2005.	Self-employed business consultant (2002-present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000-2002); President, DCI Marketing, Inc. (1992-2000).	113*	None.

Marilyn McCoy (1948); Trustee of Trust since 2005.	Vice President of Administration and Planning, Northwestern University (1985-present).	113*	Director, Mather LifeWays (1994-present); Director, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2004.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985- 2001).	114

Director of Radio Shack Corporation (electronics) (1987-present); Director of The National Football Foundation and College Hall of Fame (1994-present); Trustee of the Berklee College of Music (1998-present); Trustee of the Stratton Mountain School (2001-present).

Name (Year of Birth); Positions With the Trust (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex
Robert A. Oden, Jr. (1946); Trustee of Trust since 2005.	President, Carleton College (2002-present); President, Kenyon College (1995-2002).	113*	Director, American University in Cairo.

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2004.	Chairman of Lumelite Corporation (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer of Lumelite Corporation (1985-2002).	114	Trustee of Morgan Stanley Funds (209 portfolios) (1995-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005.

Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2002-present); Investment Officer, Wabash College (2004-present); self-employed consultant (January 2000-present); Director of Investments, Eli Lilly and Company (1988-1999).

		113*

Director, AMS Group (2001-present); Director, Wabash College (1988-present); Trustee, Seabury-Western Theological Seminary (1993-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2004.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	114	None.

Interested Trustee

Leonard M. Spalding, Jr.** (1935); Trustee of Trust since 2004.	Retired; Chief Executive Officer of Chase Mutual Funds (investment company) (1989-1998); President & Chief Executive Officer of Vista Capital Management (investment management) (1990-1998); Chief Investment Executive of Chase Manhattan Private Bank (investment management) (1990-1998).	114	None.

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves includes nine registered investment companies (114 funds) as of August 29, 2005.

*   This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.

**  Mr. Spalding is deemed to be an “interested person” due to his ownership of  JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

UM Multi-Strategy Fund

OFFICERS (Unaudited)

June 30, 2005

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

George C.W. Gatch (1962), President (2005)

Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2005)*

Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)

Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2005)*

Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2005)

Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial’s asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)

Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2005)

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*

Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc).

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)

Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Christopher D. Walsh (1965), Assistant Treasurer (2005)

Vice President, JPMorgan Funds Management, Inc. Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*

Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

*              The contact address for the officer is 1111 Polaris Parkway, Columbus, OH  43271.

UM Multi-Strategy Fund

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory and administration fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

UM Multi- Strategy Fund	Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period January 1, to June 30, 2005	Annualized Expense Ratio
Actual	$1,000	$1,021	$8.57	1.71%
Hypothetical	$1,000	$1,016	$8.55	1.71%

THIS PAGE IS INTENTIONALLY LEFT BLANK

For More Information:

Investment Advisor

J.P. Morgan Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Placement Agency

JPMorgan Distribution Services, Inc.

522 Fifth Avenue

New York, New York 10036

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)   Has at least one audit committee financial expert serving on its audit committee; or

(ii)  Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for  purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)   Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)  Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an  audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

 (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section
210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of  Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

J.P. Morgan Investors Services Co. began serving as the sub-administrator and, in such capacity, assisted with financial reporting for the period covered by this report. (JPMorgan Funds Management, Inc. (formerly known as One Group Administrative Services, Inc.) began serving as the Registrant’s Administrator effective February 19, 2005.) The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust

By:	/s/ George C.W. Gatch
George C.W. Gatch
President and Principal Executive Officer
September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C.W. Gatch
George C.W. Gatch
President and Principal Executive Officer
September 7, 2005

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer and Principal Financial Officer
September 7, 2005